UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21584

Victory Institutional Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH			43219
(Address of principal executive offices)			(Zip code)

Citi Fund Services, 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	10/31

Date of reporting period:	10/31/08

Item 1. Reports to Stockholders.

October 31, 2008

Annual Report

Institutional Diversified Stock Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

The Victory Institutional
Funds

Table of Contents

Shareholder Letter	3

Fund Review and Commentary	4

Financial Statements

Schedule of Portfolio Investments	6

Statement of Assets and Liabilities	9

Statement of Operations	10

Statements of Changes in Net Assets	11

Financial Highlights	12

Notes to Financial Statements	13

Report of Independent Registered Public Accounting Firm	19

Supplemental Information

Trustee and Officer Information	21

Proxy Voting and Form N-Q Information	24

Expense Examples	24

Additional Federal Income Tax Information	26

The Funds are distributed by Victory Capital Advisers Inc., which is affiliated with KeyCorp and its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment advisor to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Institutional Diversified Stock Fund.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC,
are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Call Victory at:

866-689-6999

Visit our web site at:

www.VictoryConnect.com

This page is intentionally left blank.

Letter to Our Shareholders

There is a natural tendency to spend time looking back and analyzing the recent market volatility, justifying the decisions, and reminiscing over losses and gains. History shares with us that economic conditions cause markets to rise and fall, but the essential fact is that investing is a long-term opportunity. Investor pessimism over the current economic situation may drive stocks lower, but the market is likely to be setting up for an eventual recovery. From a historical perspective, the average bear market in the post World War II era lasted just over 16 months and declined 31.5%. The current bear market is 12 months old and the S&P 500 is down over 35%. More importantly, absolute market valuations are at long-term lows using conservative earnings estimates and stocks are very attractively priced using interest-rate-based valuation methods.

We are not blind to reality, however. The market's decline has been driven by further evidence of slowing worldwide economic growth and continued negative news about the financial markets. Domestic economic growth continues to weaken. The labor market was particularly hard hit as payrolls declined and unemployment rose to its highest level in five years. Moreover, the housing market, which appeared to be bottoming, weakened sharply in September. International growth continued its sharp deceleration. By the end of the third quarter 2008, virtually all major industrial countries were near or in recession. The financial market crisis deepened, culminating in massive capital infusions by the Federal Reserve to several financial institutions; the bankruptcy filing and take-over of others; and a plunge in stock prices coincident with the Federal government's initial rejection of the financial rescue plan. Consumer spending, which accounts for two thirds of Gross Domestic Product, is under siege from the combination of eroding home equity values, painfully lower stock prices and rising unemployment.

However, the seeds of eventual recovery are slowly being sown. Massive amounts of liquidity have been injected into the financial system worldwide and the $700 billion Troubled Asset Relief Program (TARP) is now active. In addition, scores of other actions have been instituted including basis point reductions in the Federal Funds rate. Moreover, commodity prices have plunged, calming inflationary concerns and opening the door for central bankers worldwide to lower short-term interest rates. In addition to calming inflationary concerns, lower commodity prices, energy in particular, should help reduce the pressure on the beleaguered consumer.

The current economic and investment uncertainty will subside over time, and we continue to believe that the investment markets will turn positive again to patient investors. Times such as these can expose concerns, but we will weather this market event, and continue to invest in the market with confidence.

In this light, we continue to hold to our strategic plan for investment management, which is based on three key elements:

1. Consistent Performance and Investment Quality

2. Client Service Excellence

3. Empowerment, Ownership and Accountability

In closing, we continue to appreciate the confidence of our shareholders in the Victory Funds. Please feel free to contact us at 1-800-539-3863 or through our website at www.VictoryConnect.com if you have questions or would like further information.

Michael Policarpo

President, Victory Institutional Funds

The Victory Institutional Funds

Institutional Diversified Stock Fund

Investment Considerations

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Commentary

The Fund continued its successful track record by outperforming its S&P 500 Index1 benchmark, declining 34.4% versus a 36.1% decline for the Index.

Weakness prevailed in fiscal 2008, with a broad-based decline in equities that accelerated in intensity to close the year. Financials were the worst performing sector, in a year that undoubtedly will be remembered in history with the failure of Lehman Brothers, the rescue of American International Group, and the announcement of a massive $700 billion stimulus plan. Capital Goods' securities also declined significantly, as the "global decoupling" theory was refuted and economic weakness in the US spread to Europe and emerging markets. The Fund outperformed in five of the seven sectors, most notably in the Consumer Staples and Consumer Cyclicals' sectors. The largest detractor from performance was the Basic Industry sector.

Top performing holdings were Amgen, Apple, Genentech, and Wells Fargo. Amgen rebounded from a difficult 2007 on the heels of favorable data in a Phase III trial of its potential blockbuster osteoporosis treatment Denosumab. Apple declined during the fiscal year, but incremental trading around the position (buying on weakness, selling on strength), boosted performance for the Fund. Genentech appreciated after Roche offered to purchase the 45% of shares it does not own at a premium, and Wells Fargo was perceived as a relatively "safe haven" within the Financial sector. Detractors to performance were Schlumberger, Halliburton, and Alcoa, as the selloff in commodity prices late in the fiscal year resulted in a selloff in companies with leverage to the lower prices.

Portfolio Holdings

As a Percentage of Total Investments

The Victory Institutional Funds

Institutional Diversified Stock Fund (continued)

Average Annual Total Return

Year Ended October 31, 2008

INSTITUTIONAL DIVERSIFIED STOCK FUND
INCEPTION DATE	6/24/05
Net Asset Value
One Year	–34.44%
Three Year	–2.86%
Since Inception	–1.97%

Expense Ratios

Gross	0.65%
Net	0.65%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.VictoryConnect.com.

The total return figures set forth above include all waivers/reimbursements of fees for various periods since inception. Without such fee waivers/reimbursements, the total returns would have been lower. Some fee waivers/reimbursements are voluntary and may be modified or terminated at any time.

Growth of $10,000,000 — Institutional Diversified Stock Fund vs. S&P 500 Index1

For the period 06/24/05 to 10/31/08

1The S&P 500 Index is an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

The graph reflects investment of growth of a hypothetical $10,000,000 investment in the Fund. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory Institutional Funds  Schedule of Portfolio Investments
Institutional Diversified Stock Fund  October 31, 2008

(Amounts in Thousands, Except for Shares)

Security Description	Shares or Principal Amount	Value
Commercial Paper (4.2%)
General Electric Co., 0.20% (a), 11/3/08	$17,899	$17,899
Total Commercial Paper (Amortized Cost $17,899)		17,899
Common Stocks (97.8%)
Aerospace/Defense (3.3%):
Boeing Co.	270,653	14,147
Agricultural Operations (1.3%):
Archer-Daniels-Midland Co.	261,000	5,411
Aluminum (1.1%):
Alcoa, Inc.	416,700	4,796
Automotive Parts (1.0%):
Eaton Corp.	97,387	4,344
Banks (8.0%):
JPMorgan Chase & Co. (b)	500,714	20,655
U.S. Bancorp	266,800	7,953
Wells Fargo & Co.	170,106	5,792
		34,400
Beverages (5.8%):
Diageo PLC, ADR (b)	152,325	9,473
PepsiCo, Inc.	267,189	15,233
		24,706
Biotechnology (3.0%):
Amgen, Inc. (c)	86,900	5,204
Genentech, Inc. (c)	94,487	7,837
		13,041
Brokerage Services (3.5%):
Charles Schwab Corp.	790,499	15,114
Building Materials (0.7%):
USG Corp. (b) (c)	202,851	3,006
Computers & Peripherals (4.3%):
Apple Computer, Inc. (c)	105,200	11,319
EMC Corp. (c)	589,575	6,945
		18,264
Cosmetics & Toiletries (3.4%):
Estee Lauder Cos., Class A	164,750	5,937
Procter & Gamble Co.	130,502	8,423
		14,360
Electronics (4.0%):
General Electric Co.	874,017	17,052
Engineering (0.6%):
Foster Wheeler Ltd. (c)	99,041	2,714

See notes to financial statements.

The Victory Institutional Funds  Schedule of Portfolio Investments — continued
Institutional Diversified Stock Fund  October 31, 2008

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Financial Services (5.0%):
Citigroup, Inc.	993,625	$13,563
Goldman Sachs Group, Inc.	82,900	7,668
		21,231
Home Builders (1.2%):
Toll Brothers, Inc. (c)	217,472	5,028
Internet Business Services (0.9%):
Google, Inc., Class A (c)	10,665	3,833
Internet Service Provider (1.0%):
Yahoo!, Inc. (c)	346,966	4,448
Investment Companies (1.4%):
Invesco Ltd.	409,125	6,100
Manufacturing — Diversified (1.4%):
Siemens AG, Sponsored ADR	100,990	6,075
Manufacturing — Miscellaneous (0.1%):
3M Co.	6,175	397
Mining (1.2%):
Barrick Gold Corp.	149,494	3,396
Newmont Mining Corp.	66,700	1,757
		5,153
Oil & Gas Exploration — Production & Services (1.9%):
Chesapeake Energy Corp.	360,375	7,917
Oil Companies — Integrated (1.7%):
Exxon Mobil Corp. (b)	78,300	5,804
Hess Corp.	22,514	1,355
		7,159
Oilfield Services & Equipment (7.2%):
Halliburton Co.	730,029	14,447
Schlumberger Ltd.	318,681	16,460
		30,907
Pharmaceuticals (5.0%):
Johnson & Johnson	225,900	13,857
Merck & Co., Inc.	241,075	7,461
		21,318
Radio & Television (1.6%):
Comcast Corp., Class A	424,000	6,682
Restaurants (5.0%):
McDonald's Corp.	263,258	15,251
Starbucks Corp. (c)	481,500	6,322
		21,573
Retail (1.7%):
Target Corp.	182,000	7,302

See notes to financial statements.

The Victory Institutional Funds  Schedule of Portfolio Investments — continued
Institutional Diversified Stock Fund  October 31, 2008

(Amounts in Thousands, Except for Shares)

Security Description	Shares or Principal Amount	Value
Retail — Drug Stores (3.1%):
CVS Caremark Corp.	439,314	$13,465
Retail — Specialty Stores (4.2%):
Lowe's Cos., Inc.	829,398	17,998
Semiconductors (6.0%):
Intel Corp.	958,870	15,342
Maxim Integrated Products, Inc.	207,110	2,817
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (b)	900,187	7,435
		25,594
Software & Computer Services (3.3%):
Microsoft Corp.	465,525	10,395
Oracle Corp. (c)	194,600	3,559
		13,954
Transportation Services (1.9%):
United Parcel Service, Inc., Class B	151,323	7,987
Utilities — Electric (3.0%):
Exelon Corp.	170,679	9,257
Public Service Enterprise Group, Inc.	131,533	3,703
		12,960
Total Common Stocks (Cost $528,268)		418,436
Short-Term Securities Held as Collateral for Securities Lending (2.3%)
Pool of various securities for Victory Funds — footnote 2 (Securities Lending)	$10,006	10,006
Total Short-Term Securities Held as Collateral for Securities Lending (Amortized Cost $10,006)		10,006
Total Investments (Cost $556,173) — 104.3%		446,341
Liabilities in excess of other assets — (4.3)%		(18,370)
NET ASSETS — 100.0%		$427,971

(a)  Rate represents the effective yield at purchase.

(b)  A portion or all of the security was held on loan.

(c)  Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

Statement of Assets and Liabilities

The Victory Institutional Funds  October 31, 2008

(Amounts in Thousands, Except Per Share Amounts)

Institutional Diversified Stock Fund
ASSETS:
Investments, at value (Cost $556,173) (a)	$446,341
Cash	50
Interest and dividends receivable	329
Receivable for capital shares issued	415
Receivable for investments sold	12,505
Prepaid expenses	13
Total Assets	459,653
LIABILITIES:
Payable for investments purchased	21,348
Payable for capital shares redeemed	84
Payable for return of collateral received	10,006
Accrued expenses and other payables:
Investment advisory fees	177
Administration fees	8
Custodian fees	6
Accounting fees	3
Transfer agent fees	16
Trustee fees	1
Other accrued expenses	33
Total Liabilities	31,682
NET ASSETS:
Capital	601,312
Accumulated undistributed net investment income	233
Accumulated net realized losses from investments	(63,742)
Net unrealized depreciation on investments	(109,832)
Net Assets	$427,971
Shares (unlimited number of shares authorized with a par value of $0.001 per share)	50,489
Net asset value, offering price & redemption price per share	$8.48

(a)  Includes securities on loan of $9,284.

See notes to financial statements.

Statement of Operations

The Victory Institutional Funds  For the Year Ended October 31, 2008

(Amounts in Thousands)

Institutional Diversified Stock Fund
Investment Income:
Interest income	$467
Dividend income	8,523
Income from securities lending, net	18
Total Income	9,008
Expenses:
Investment advisory fees	2,335
Administration fees	103
Accounting fees	29
Custodian fees	64
Transfer agent fees	73
Trustees' fees	32
Legal and audit fees	68
Other expenses	168
Total Expenses	2,872
Net Investment Income	6,136
Realized/Unrealized Losses from Investment Transactions
Net realized losses from investment transactions	(63,236)
Net change in unrealized appreciation/depreciation on investments	(145,094)
Net realized/unrealized losses from investments	(208,330)
Change in net assets resulting from operations	$(202,194)

See notes to financial statements.

The Victory Institutional Funds  Statements of Changes in Net Assets

(Amounts in Thousands)

	Institutional Diversified Stock Fund
	Year Ended October 31, 2008	Year Ended October 31, 2007
From Investment Activities:
Operations:
Net investment income	$6,136	$3,076
Net realized gains (losses) from investment transactions	(63,236)	23,057
Net change in unrealized appreciation/ depreciation on investments	(145,094)	20,155
Change in net assets resulting from operations	(202,194)	46,288
Distributions to shareholders:
From net investment income	(5,964)	(3,002)
From net realized gains	(21,469)	(3,030)
Change in net assets resulting from distributions to shareholders	(27,433)	(6,032)
Change in net assets from capital transactions	200,913	212,760
Change in net assets	(28,714)	253,016
Net Assets:
Beginning of period	456,685	203,669
End of period	$427,971	$456,685
Accumulated undistributed net investment income	$233	$116
Capital Transactions:
Proceeds from shares issued	$266,033	$243,668
Dividends reinvested	23,436	4,416
Cost of shares redeemed	(88,556)	(35,324)
Change in net assets from capital transactions	$200,913	$212,760
Share Transactions:
Issued	23,360	18,327
Reinvested	1,903	357
Redeemed	(7,944)	(2,795)
Change in Shares	17,319	15,889

See notes to financial statements.

The Victory Institutional Funds  Financial Highlights

For a Share Outstanding Throughout Each Period

	Institutional Diversified Stock Fund
	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006	Period Ended October 31, 2005(a)
Net Asset Value, Beginning of Period	$13.77	$11.79	$10.19	$10.00
Investment Activities:
Net investment income	0.15	0.15	0.09	0.02
Net realized and unrealized gains (losses) on investments	(4.65)	2.16	1.60	0.19 (e)
Total from Investment Activities	(4.50)	2.31	1.69	0.21
Distributions from:
Net investment income	(0.14)	(0.15)	(0.09)	(0.02)
Net realized gains from investments	(0.65)	(0.18)	—	—
Total Distributions	(0.79)	(0.33)	(0.09)	(0.02)
Net Asset Value, End of Period	$8.48	$13.77	$11.79	$10.19
Total Return (b)	(34.44)%	19.87%	16.62%	2.08%
Ratios/Supplemental Data:
Net assets at end of period (000)	$427,971	$456,685	$203,669	$42,173
Ratio of expenses to average net assets (c)	0.61%	0.65%	0.61%	0.61%
Ratio of net investment income to average net assets (c)	1.31%	1.21%	0.87%	0.86%
Ratio of expenses to average net assets (c) (d)	0.61%	0.65%	0.69%	1.13%
Ratio of net investment income to average net assets (c) (d)	1.31%	1.21%	0.79%	0.34%
Portfolio turnover (b)	123%	102%	92%	28%

(a)  The Fund commenced operations on June 24, 2005.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  The amount shown for a share outstanding throughout the period does not accord with the aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See notes to financial statements.

Notes to Financial Statements

The Victory Institutional Funds  October 31, 2008

1.  Organization:

The Victory Institutional Funds (the "Trust") were organized on August 1, 2003, as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of one fund. The accompanying financial statements and financial highlights are those of the Institutional Diversified Stock Fund (the "Fund").

The Fund is authorized to issue one class of shares.

The Fund seeks to provide long-term growth of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using that last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Notes to Financial Statements — continued

The Victory Institutional Funds  October 31, 2008

Repurchase Agreements:

The Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable for investments purchased on the accompanying statements of assets and liabilities. As of October 31, 2008, the Fund had no outstanding "when-issued" purchase commitments.

Securities Lending:

The Fund may, from time to time, lend securities from its portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Fund will limit its securities lending activity to 33 1/3% of its total assets. KeyBank National Association ("KeyBank"), the Fund's custodian and an affiliate of Victory Capital Management Inc., the Fund's investment adviser ("VCM" or the "Adviser"), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"), for which it receives a fee. KeyBank's fee is computed monthly in arrears and is based on 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. For the year ended through October 31, 2008, KeyBank received $807 (amount in thousands) in total from the Trust, Victory Portfolios and the Victory Variable Insurance Funds (the "Victory Trusts") for its services as lending agent, of which $5 (amount in thousands) was paid by the Fund for the period from July 9, 2008 through October 31, 2008. Prior to July 9, 2008, the Fund did not have a securities lending agreement. Under guidelines established by the Board, the Fund must receive loan collateral from the borrower (maintained with KeyBank) in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities.

Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, the Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities,

Continued

Notes to Financial Statements — continued

The Victory Institutional Funds  October 31, 2008

repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as assets of the Fund, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time.

The Fund loaned securities and received cash collateral with the following value as of October 31, 2008 (amounts in thousands):

	Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Year	Income Received by KeyBank from Securities Lending
Diversified Stock Fund	$9,284	$10,006	$7,146	$5

The cash collateral received by the funds in the Victory Trusts on October 31, 2008 was pooled together and invested in the following (amounts in thousands):

Value of Collateral
Money Market Funds
Dreyfus Government Cash Management Fund, 1.05%	$39,484
Goldman Sachs Financial Square Government Fund, 1.79%	75,452
Reserve Primary Fund, 0.00%	55,122
Repurchase Agreements
Deutsche, 0.35%, 11/3/08 (Date of Agreement, 10/31/08, Proceeds at maturity $70,002 collateralized by various Corporate securities, 0.00%-9.00%, 2/16/34-10/25/46, market value $72,100)	70,000
Goldman Sachs, 0.50%, 11/3/08 (Date of Agreement, 10/31/08, Proceeds at maturity $22,001 collateralized by various Corporate securities, 5.88%-6.25%, 2/1/11-3/21/11, market value $22,440)	22,000
Goldman Sachs, 0.55%, 11/6/08 (Date of Agreement, 10/31/08, Proceeds at maturity $48,004 collateralized by various Corporate securities, 0.00%, 8/15/20, market value $48,960)	48,000
Merrill Lynch Corp., 0.53%, 11/3/08 (Date of Agreement, 10/31/08, Proceeds at maturity $70,003 collateralized by various Corporate securities, 5.70%-7.13%, 1/15/12-8/15/16, market value $72,103)	70,000
Total Value	$380,058

Dividends to Shareholders:

Dividends from net investment income are declared and paid quarterly by the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., reclass of market discounts and gain/loss), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital in the accompanying statement of assets and liabilities.

Continued

Notes to Financial Statements — continued

The Victory Institutional Funds  October 31, 2008

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Effective April 30, 2008, the Fund adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable, including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then). The adoption of FIN 48 did not impact the Fund's net assets or result of operations. Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Withholding taxes on interest, dividends and capital gains as a result of certain investments in ADR's by the Fund have been provided for in accordance with each investments applicable country's tax rules and rates.

New Accounting Standards:

In September 2006, the Financial Accounting Standards Board ("FASB') issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities". SFAS 161 is effective for financial statements issued for periods beginning after November 15, 2008, and interim periods which follow. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statements and related disclosures.

In September 2008, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. FAS 133-1 and FIN 45-4, "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161". FAS 133-1 and FIN 45-4 are effective for fiscal years and interim periods ending after November 15, 2008. FAS 133-1 and FIN 45-4 require enhanced disclosures by sellers of credit derivatives and certain guarantees, including the nature of these derivatives, approximate terms, reasons for entering into these instruments, and status of

Continued

Notes to Financial Statements — continued

The Victory Institutional Funds  October 31, 2008

payment/performance risk. Management is currently evaluating the impact the adoption these standards will have on the Funds' financial statements and related disclosures.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the year ended October 31, 2008 were as follows for the Fund (amounts in thousands):

Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
$868,334	$551,834	$—	$—

4.  Investment Advisory, Administration, and Distribution Agreements:

Victory Capital Management, Inc. ("VCM" or the "Adviser"), a wholly owned subsidiary of KeyBank National Association ("KeyBank"), provides investment advisory services to the Fund. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.50% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses

KeyBank serves as custodian for the Fund and receives custodian fees computed at the annual rate of 0.013% of the first $10 billion of the Victory Trusts' average daily net assets, 0.0113% of the Victory Trusts' average daily net assets between $10 billion and $12.5 billion and 0.0025% of the Victory Trusts' average daily net assets greater than $12.5 billion. The Fund reimburses KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services. Prior to July 9, 2008, the Fund's custodian was Bank of New York Mellon who also received fees for its services to the Fund.

VCM also acts as the Fund's Administrator and Fund Accountant. Under the terms of the Administration and Fund Accountant Agreement, VCM's fee is computed daily and paid monthly at the annual rate of 0.03% of the Trust's average daily net assets up to $100 million, and 0.02% for all net assets exceeding $100 million, subject to an annual minimum fee of $25,000 per year for providing administration services. VCM also receives $25,000 per year for providing fund accounting services.

Citi Fund Services Ohio, Inc. ("Citi") acts as the Fund's sub-administrator and sub-fund accountant. Under the terms of a Sub-Administration Agreement between VCM and Citi, VCM pays Citi for providing these services. The Fund also reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citi also serves as the Fund's Transfer Agent. Under the terms of the Transfer Agent Agreement, Citi is entitled to fees of $25,000 per year. In addition, Citi is entitled to reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Prior to November 30, 2007, the Distributor was not affiliated with the Adviser but was an affiliate of Citi. Effective November 30, 2007, KeyCorp, an affiliate of the Adviser, acquired the Distributor.

5.  Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Victory Trusts may borrow up to $200 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of eight basis points on $200 million for providing the Line of Credit. Prior to July 9, 2008, the Line of Credit agreement did not include the Victory Institutional

Continued

Notes to Financial Statements — continued

The Victory Institutional Funds  October 31, 2008

Funds and was between the Victory Portfolios, Victory Variable Insurance Funds and KeyCorp only. For the fiscal year ended October 31, 2008, the Victory Trusts paid approximately $160 to KeyCorp for the Line of Credit fee (amount in thousands). Each fund in the Victory Trusts pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. During the year ended October 31, 2008, the Fund did not have any loans with KeyCorp.

6.  Federal Tax Information:

The tax character of distributions paid during the fiscal year ended October 31, 2008 was as follows (total distributions paid differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid.) (amounts in thousands):

	Distributions paid from
	Ordinary Income	Net Long- Term Capital Gains	Total Distributions Paid
Institutional Diversified Stock Fund	$21,130	$6,303	$27,433

The tax character of distributions paid during the fiscal year ended October 31, 2007 was as follows (total distributions paid differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid.) (amounts in thousands):

	Distributions paid from
	Ordinary Income	Net Long- Term Capital Gains	Total Distributions Paid
Institutional Diversified Stock Fund	$5,795	$237	$6,032

As of October 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation*	Total Accumulated Earnings/ Deficit
Institutional Diversified Stock Fund	$244	$(54,196)	$(119,379)	$(173,331)

*The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of October 31, 2008, the Fund has capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury obligations of $54,196 (amount in thousands), expiring in 2016.

The cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation is as follows (amounts in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Institutional Diversified Stock Fund	$565,720	$5,437	$(124,816)	$(119,379)

Continued

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
The Victory Institutional Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional Diversified Stock Fund (one portfolio constituting The Victory Institutional Funds, hereafter referred to as the "Fund") at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Columbus, Ohio
December 22, 2008

Supplemental Information

The Victory Institutional Funds  October 31, 2008

  (Unaudited)

Special Meeting of Shareholders

On July 15, 2008 there was a special meeting of the shareholders of the Victory Institutional Funds. The purpose of the meeting was to elect eleven individuals to serve as Trustees. A description of the proposal and the number of shares voted are as follows:

To elect eleven Trustees to hold office until their successors are duly elected and qualifed.

	AFFIRMATIVE	AGAINST	ABSTAIN
Mr. David Brooks Adcock	17,064	—	55
Mr. Nigel D.T. Andrews	17,062	—	57
Ms. E. Lee Beard	17,066	—	53
Mr. David C. Brown	17,066	—	53
Mr. Thomas W. Bunn	17,066	—	53
Ms. Jakki L. Haussler*	17,066	—	53
Ms. Lyn Hutton	17,063	—	56
Mr. John L. Kelly	17,066	—	53
Dr. Thomas F. Morrissey	17,056	—	63
Ms. Karen F. Shepherd	17,057	—	62
Mr. Leigh A. Wilson	17,062	—	57

*Jakki Haussler resigned her position July 22, 2008.

Supplemental Information

The Victory Institutional Funds  October 31, 2008

  (Unaudited)

Trustee and Officer Information

Board of Trustees.

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board, in accordance with the laws of the State of Delaware. There are currently ten Trustees, eight of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees"), and two of whom are "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustees"). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees one portfolio in the Trust, one portfolio in The Victory Variable Insurance Funds and 20 portfolios in The Victory Portfolios, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Independent Trustees

Mr. David Brooks Adcock, 57	Trustee	February 2005	General Counsel, Duke University and Duke University Health System (1982-2006).	Hospital Partners of America

Mr. Nigel D. T. Andrews, 61	Vice Chair and Trustee	August 2003	Retired President (since 2001).	Chemtura Corporation; Old Mutual plc.

Ms. E. Lee Beard, 57	Trustee	February 2005	President/Principal Owner (since 2003) The Henlee Group; President, Chief Executive Officer and Director (1998-2003) Northeast Pennsylvania Financial Corp. (full service financial services); President, Chief Executive Officer and Director (1993-2003); First Federal Bank (full service financial services).	None.

Ms. Lyn Hutton, 58	Trustee	August 2003	Chief Investment Officer, The Commonfund for Nonprofit Organizations (since January 2003).	None.

Mr. John L. Kelly, 55	Trustee	July 2008	Managing Director, JL Thornton & Co. Financial Consultant (since 2003).	None.

Supplemental Information — continued

The Victory Institutional Funds  October 31, 2008

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Dr. Thomas F. Morrissey, 74	Trustee	August 2003	Retired. Professor Emeritus (since 1970-2004), Weatherhead School of Management, Case Western Reserve University.	None.

Ms. Karen F. Shepherd, 68	Trustee	August 2003	Retired. Member, Shepherd Properties, LC and Vincent Shepherd Investments, LC (real estate investments).	UBS Bank USA; OC Tanner Co.

Mr. Leigh A. Wilson, 64	Chair and Trustee	August 2003	Chief Executive Officer, New Century Living, Inc. (full service independent living for senior citizens); Director, The Mutual Fund Directors Forum (since 2004).	Chair, Old Mutual Advisor Funds II (23 portfolios) and Old Insurance Series (8 Portfolios); Trustee, Old Mutual Funds III (12 Portfolios)

Interested Trustees

David C. Brown, 36	Trustee	July 2008	Chief Operating Officer, Victory Capital Management, Inc. (since July 2004); Chief Financial Officer and Chief Operating Officer, Gartmore Emerging Managers (February 1999-July 2004).	None.

Thomas W. Bunn, 55	Trustee	July 2008	Vice Chair, KeyCorp National Banking (since July 2005); Senior Executive Vice President of Key's Corporate Finance Group (March 2002-July 2005).	None.

Messres Brown and Bunn are "Interested Persons" by reason of their relationship with KeyCorp.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 1-800-539-3863.

Continued

Supplemental Information — continued

The Victory Institutional Funds  October 31, 2008

  (Unaudited)

Officers.

The officers of the Trust, their ages, the length of time served and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Mr. Michael Policarpo, II, 34	President	May 2008 (Officer since May 2006)	Managing Director of the Adviser (since July 2005). Vice President of Finance, Gartmore Global Investments, (August 2004-July 2005). Chief Financial Officer Advisor Services, Gartmore Global Investments Inc. (August 2003-August 2004). Corporate Controller Gartmore Global Investments Inc. (June 2000-August 2003).

Mr. Peter W. Scharich, 44	Vice President	May 2008	Managing Director, Mutual Fund Administration, the Adviser (since January 2006), Managing Director, Strategy, the Adviser (March 2005-January 2006), Chief Financial Officer, the Adviser (September 2002-March 2005).

Mr. Christopher K. Dyer, 46	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser.

Mr. Jay G. Baris, 54	Assistant Secretary	December 1997	Partner, Kramer Levin Naftalis & Frankel LLP.

Mr. Christopher E. Sabato, 40	Treasurer	May 2005	Senior Vice President, Fund Administration, Citi.

Mr. Michael Donahoe, 43	Anti-Money Laundering Compliance Officer	October 2007	Senior Vice President, Fund Compliance, Citi (Since July 2006): Chief Financial Officer and Chief Compliance Officer, Shaker Investments, LLC (August 2002-July 2006).

Mr. Edward J. Veilleux, 65	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting) since 2002.

Continued

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The Victory Institutional Funds  October 31, 2008

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling 1-800-539-3863. The information included in the Fund's Statement of Additional Information, which is available on the Fund's website at www.victoryconnect.com and on the Securities and Exchange Commission's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Fund's website at www.victoryconnect.com and on the Securities and Exchange Commissions website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the Securities and Exchange Commission at 1-202-551-8090.

Expense Examples

As a shareholder of the Fund, you incur ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 through October 31, 2008.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 5/1/08	Ending Account Value 10/31/08	Expenses Paid During Period* 5/1/08-10/31/08	Expense Ratio During Period** 5/1/08-10/31/08
Institutional Diversified Stock Fund	$1,000.00	$721.70	$2.68	0.62%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**Annualized

Continued

Supplemental Information — continued

The Victory Institutional Funds  October 31, 2008

  (Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/08	Ending Account Value 10/31/08	Expenses Paid During Period* 5/1/08-10/31/08	Expense Ratio During Period** 5/1/08-10/31/08
Institutional Diversified Stock Fund	$1,000.00	$1,022.02	$3.15	0.62%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**Annualized

Continued

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The Victory Institutional Funds  October 31, 2008

  (Unaudited)

Additional Federal Income Tax Information

The Institutional Diversified Stock Fund designates the following amount as a long-term capital gain distribution. The amount designated may not agree with the long term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares (amount in thousands):

Amount
Institutional Diversified Stock Fund	$6,303

For the year ended October 31, 2008, the Fund paid qualified dividend income for purposes of reduced individual federal income tax rates of:

Amount
Institutional Diversified Stock Fund	42%

Dividends qualifying for corporate dividends received deduction of:

Amount
Institutional Diversified Stock Fund	43%

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The Victory Institutional Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our web site at:	Call Victory at:
www.VictoryConnect.com	866-689-6999

VF-INST-ANN (12/08)

Item 2. Code of Ethics.

(a)          The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as an Exhibit.

(b)         (b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1)  The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Dr. Thomas Morrissey, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	2008	2007
Audit Fees	23,000	22,000
Audit- Related Fees	0	0
Tax Fees	4,350	9,925
All Other Fees	0	0

Tax fees for both 2008 and 2007 are for recurring tax fees for the preparation of federal and state tax returns.

(e)(1)The registrant’s Audit Committee must pre-approve non-audit services to be provided by the principal accountant and the fees charged with these services.  The Committee may delegate authority to one or more Committee members to pre-approve these services, subject to subsequent review and approval by the Committee.

(e)(2) There were no services performed under Rule 2.01 (c) (7) (I) (C).

(f) – Not applicable

(g)

2007	$9,925
2008	$4,350

(h) The registrant’s Audit Committee has evaluated the non-audit services that the principal accountant provided to the registrant’s investment advisor (and the advisor’s relevant affiliates), which services the Committee did not pre-approve, and has concluded that the provision of those services was compatible with maintaining the accountant’s independence.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

(a) Not applicable.

(b)(1) Not applicable.

(b)(2) Not applicable.

(b)(3) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Institutional Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	January 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Policarpo II
Michael Policarpo II, President
Date	January 5, 2009

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	January 5, 2009

* Print the name and title of each signing officer under his or her signature.